Parent Company Information	12 Months Ended
Dec. 31, 2011
Parent Company Information [Abstract]
Parent Company Information

NOTE 22 - PARENT COMPANY INFORMATION

Following is condensed financial information of Cornerstone Bancorp (parent company only):

Condensed Balance Sheets

	December 31,
	2011	2010
Assets
Cash and interest bearing deposits	$452,354	$525,773
Investment in subsidiary	17,026,225	17,827,490
Other assets	10,991	8,996
Total Assets	$17,489,570	$18,362,259

Liabilities And Shareholders' Equity
Accrued expenses	$6,960	$3,547
Shareholders' equity	17,482,610	18,358,712
Total Liabilities and Shareholders' Equity	$17,489,570	$18,362,259

Condensed Statements of Income

	Year ended December 31,
	2011	2010	2009
Income
Interest	$4,249	$4,848	$4,645

Expenses
Sundry	79,086	61,502	58,893
Loss before equity in undistributed net
loss of bank subsidiary	(74,837)	(56,654)	(54,248)

Equity in undistributed net loss of
subsidiary	(1,414,311)	(441,113)	(1,307,026)
Net loss	$(1,489,148)	$(497,767)	$(1,361,274)

Condensed Statements of Cash Flows

	Year ended December 31,
	2011	2010	2009
Operating Activities
Net loss	$(1,489,148)	$(497,767)	$(1,361,274)
Adjustments to reconcile net loss to net cash used
for operating activities
Equity in undistributed net loss of subsidiary	1,414,311	441,113	1,307,026
Decrease (increase) in other assets	(1,995)	724	(715)
Increase (decrease) in accrued expenses	3,413	(10,314)	(489)
Net cash used for operating activities	(73,419)	(66,244)	(55,452)

Investing Activities
Investment in bank subsidiary	-	(499,999)	(299,999)

Financing Activities
Cash paid in lieu of fractional shares	-	(1,024)	(1,715)
Issuance of preferred stock, net of expenses	-	998,538	-
Exercise of stock options, net of tax	-	-	80,000
Net cash provided by financing
activities	-	997,514	78,285

Net increase (decrease) in cash	(73,419)	431,271	(277,166)

Cash, beginning of year	525,773	94,502	371,668

Cash, end of year	$452,354	$525,773	$94,502